Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Fair value changes in derivative, income tax benefit	$ 62	$ (96)